INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Federal
Current	$ 10,548,636	$ 10,555,061	$ 9,770,014
Deferred	(4,373,222)	(2,134,522)	(1,272,534)
Total	6,175,414	8,420,539	8,497,480
State
Current	295,134	3,595,229	947,900
Deferred	(436,398)	(491,379)	(223,961)
Total	(141,264)	3,103,850	723,939
Valuation Allowance
Deferred	10,162
Total	10,162
Total
Current	10,843,770	14,150,290	10,717,914
Deferred	(4,799,458)	(2,625,901)	(1,496,495)
Total	6,044,312	11,524,389	9,221,419
United States federal corporate tax rates
United States federal corporate tax rates (as a percent)	35.00%	35.00%	35.00%
Reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes
Computed expected tax expense	6,325,065	10,019,871	9,024,277
State tax (net of federal tax effect)	(240,378)	2,226,005	343,310
Other tax benefit	(40,375)	(721,487)	(146,168)
Total	$ 6,044,312	$ 11,524,389	$ 9,221,419